Principal National Life Insurance Company Variable Life Separate Account

Supplement dated August 23, 2023
to the Prospectuses and Updating Summary Prospectuses dated May 1, 2023 for:

Principal Executive Variable Universal Life III
Principal Variable Universal Life Income III
Principal Variable Universal Life Income IV

and to the Initial Summary Prospectuses dated May 1, 2023 for:

Principal Executive Variable Universal Life III
Principal Variable Universal Life Income IV

This supplement updates information contained in the Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses referenced above. Please retain this supplement for future reference.

APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
Delete the row for American Century VP Value - Class II in the table and replace with the following:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
American Century VP Value - Class II*	Large US Equity	American Century Investment Management, Inc.	0.86%	0.31%	7.68%	10.41%